Retirement Benefit Plans - Reconciliation of Beginning and Ending Balances of Foreign Pension Plan Assets Measured at Fair Value (Detail) - Foreign [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Values of Plan Assets [Line Items]
Plan assets at fair market value - beginning of year	$ 667.2	$ 821.2
Translation gain	56.7	(37.9)
Plan assets at fair market value - end of year	751.7	667.2
Fair Value Measurements at Reporting Date Using: Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Plan assets at fair market value - beginning of year	165.5
Change in fair value of assets	9.4
Net purchases and sales	3.5
Translation gain	17.3
Plan assets at fair market value - end of year	$ 195.7	$ 165.5